Concentrations, Risks and Uncertainties (Tables)	12 Months Ended
Dec. 31, 2025
401(K) AND EMPLOYEE STOCK OWNERSHIP PLAN
Concentrations, Risks and Uncertainties
Schedule of investments individually represent 10 percent or more of the Plan's net assets available for benefits

December 31, 2025

BlackRock Equity Index Fund GG	$409,331,390

December 31, 2024

Ball Corporation Common Stock (b)	$229,140,513
BlackRock Equity Index Fund GG	$415,809,372